Earnings per share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Basic earnings per share [abstract]
Weighted average stock options with potential future dilutive effect not included in calculation of diluted earnings per share	1,292,840
Diluted weighted average common shares outstanding	261,272,151	261,272,151